ING EQUITY TRUST

ING SmallCap Value Multi-Manager Fund

Class A, Class B, Class C, Class I,

Class O, Class W and Class Q shares

Statement of Additional Information (“SAI”),

dated September 30, 2008

ING MUTUAL FUNDS

ING International Capital Appreciation Fund

ING International SmallCap Multi-Manager Fund

Class A, Class B, Class C, Class I,

Class O, Class Q and Class W shares SAI

dated February 27, 2009

Supplement dated August 26, 2009

ING SMALLCAP VALUE MULTI-MANAGER FUND (“FUND”)

Effective June 1, 2009, the Fund’s Adviser, ING Investments, LLC, has agreed to waive a portion of the Fund’s advisory fee and revise the sub-advisory fee payable, with regard to Kayne Anderson Rudnick Investment Management, LLC only.

The Fund’s SAI is hereby revised as follows:

Class A, Class B, Class C, Class I, Class O, Class W and Class Q shares SAI

1.               In reference to the Fund, the following Footnote (2) is added to the table entitled “Advisory Fees” in the section entitled “Adviser” found on page 106 of the Class A, Class B, Class C, Class I, Class O, Class W and Class Q shares SAI:

(2)                                  Pursuant to a waiver, ING Investments, LLC has agreed to lower the advisory fee for ING SmallCap Value Multi-Manager Fund so that advisory fees payable to ING Investments, LLC will be waived in amounts equal to 50% of the savings to ING Investments, LLC resulting from the implementation of a sub-advisory fee reduction, with respect to Kayne Anderson Rudnick Investment Management, LLC, through October 1, 2010.  There is no guarantee that this waiver will continue after this date.  This agreement will only renew if ING Investments, LLC elects to renew it.

2.               The information relating to the Fund in the table entitled “Sub-Advisory Fees” in the section entitled “Sub-Advisers” beginning on page 111 of the Class A, Class B, Class C, Class I, Class O, Class W and Class Q shares SAI is deleted and replaced with the following:

Fund(1)	Annual Sub-Advisory Fee
SmallCap Value Multi-Manager	NWQ 0.50% on the initial $150 million of the Fund’s average daily net assets; 0.60% thereafter at any aggregate asset level. Kayne Anderson Rudnick 0.50% on all assets. ING IM 0.3375% on all assets.

ING INTERNATIONAL CAPITAL APPRECIATION FUND AND ING INTERNATIONAL SMALLCAP MULTI-MANAGER FUND (EACH A “FUND” AND COLLECTIVELY THE “FUNDS”)

Effective June 1, 2009, ING International SmallCap Multi-Manager Fund’s adviser, ING Investments, LLC, has agreed to waive a portion of the Fund’s advisory fee, and revise the sub-advisory fees payable with respect to Schroder Investment Management North America, Inc., effective June 1, 2009 and with respect to Batterymarch Financial Management, Inc., effective July 1, 2009.

Additionally, effective August 8, 2009, ING International Capital Appreciation Fund’s adviser, ING Investments, LLC, has agreed to waive a portion of the Fund’s advisory fee, and revise the sub-advisory fee payable to Hansberger Global Investors, Inc.

The Funds’ SAI is hereby revised as follows:

Class A, Class B, Class C, Class I, Class O, Class Q and Class W shares SAI

1.               In reference to the Funds, the following footnote (3) is added to the table entitled “Advisory Fees” in the section entitled “Adviser” beginning on page 126 of the Class A, Class B, Class C, Class I, Class O, Class Q and Class W shares SAI:

(3)                                  Pursuant to separate waiver agreements, ING Investments, LLC has agreed to lower the advisory fee for ING International Capital Appreciation Fund and International SmallCap Multi-Manager Fund so that advisory fees payable to ING Investments, LLC will be waived in amounts equal to 50% of the savings to ING Investments, LLC resulting from the implementation of sub-advisory fee reductions through March 1, 2011. There is no guarantee these waivers will continue after these date. These agreements will only renew if ING Investments, LLC elects to renew them.

2.               The information relating to the Funds in the table entitled “Sub-Advisory Fee” in the section entitled “Sub-Advisers” beginning on page 132 of the Class A, Class B, Class C, Class I, Class O, Class Q and Class W shares SAI is deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee(1)
International SmallCap Multi-Manager

Acadian

0.55% on the first $140 million of the Fund’s average daily net assets;
0.46% on the next $860 million of the Fund’s average daily net assets;
and 0.425% thereafter

Batterymarch

0.70% on the first $100 million of the Fund’s average daily net assets;
0.60% on the next $100 million of the Fund’s average daily net assets;
and 0.50% thereafter.

Schroders

0.60% on first $300 million of the Fund’s average daily net assets; and
0.55% thereafter.

International Capital Appreciation	0.40% on the first $50 million of the Fund’s average daily net assets; and 0.35% thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE